Stockholders' Equity (Details) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 30, 2024 USD ($) shares	Dec. 24, 2024 USD ($) shares	Oct. 22, 2024 USD ($) $ / shares shares	Oct. 02, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) day vote $ / shares shares	Dec. 31, 2024 USD ($) day vote $ / shares shares
Class of Stock [Line Items]
Preferred stock, authorized (in shares)				25,000,000			25,000,000	25,000,000
Preferred stock, par value (in usd per share) | $ / shares				$ 0.0001			$ 0.0001	$ 0.0001
Obligation to issue equity | $					$ 0		$ 4,158	$ 4,158
Common stock, authorized (in shares)				250,000,000			250,000,000	250,000,000
Common stock, par value (in usd per share) | $ / shares				$ 0.0001			$ 0.0001	$ 0.0001
Number of votes per share | vote							1	1
Common stock, issued (in shares)				43,589,850			44,597,154	44,597,154
Common stock, outstanding (in shares)				43,589,850			44,597,154	44,597,154
Financial advisory services, cash success fee | $						$ 600
Innventure LLC
Class of Stock [Line Items]
Contingent consideration (in shares)				5,000,000
Sponsor
Class of Stock [Line Items]
Stock issued under Sponsor Support Agreement (in shares)				5,000,000
Stock issued (in shares)				2,775,172
Stock issued, subject to forfeiture (in shares)				1,880,000
Stock subject to forfeiture (in shares)							587,995	587,995
Stock not subject to forfeiture (in shares)							1,292,005	1,292,005
Sponsor | Innventure LLC
Class of Stock [Line Items]
Contingent consideration (in shares)				344,828
Financial Advisor
Class of Stock [Line Items]
Stock issued for services | $					$ 441
Stock issued for services (in usd per share) | $ / shares					$ 10.87
Stock issued for services (in shares)					40,552
WTI Lender
Class of Stock [Line Items]
Right to sell common stock, stock price, daily volume weighted average price, period			5 days
Stock issued for services | $			$ 500
Stock issued for services (in usd per share) | $ / shares			$ 11.13
Stock issued for services (in shares)			44,919
Standby Equity Purchase Agreement
Class of Stock [Line Items]
Stock issuance (in shares)	75,000	60,000						135,000
Amount received from stock issuance | $	$ 965	$ 770						$ 1,735
Common stock, par value (in usd per share) | $ / shares						$ 0.0001
Right to sell common stock, maximum amount | $						$ 75,000
Right to sell common stock, term						3 years
Right to sell common stock, structuring fee | $						$ 25
Right to sell common stock, commitment fee | $						375
Right to sell common stock, advance amount | $						$ 10,000
Right to sell common stock, trading day period						5 days
Right to sell common stock, stock price, percent of daily volume weighted average price						95.00%
Right to sell common stock, stock price, daily volume weighted average price, period						1 day
Right to sell common stock, stock price, percent of lowest daily volume weighted average price						97.00%
Right to sell common stock, stock price, lowest daily volume weighted average price, period						3 days
Series B preferred shares
Class of Stock [Line Items]
Preferred stock, authorized (in shares)				3,000,000			3,000,000	3,000,000
Stock issuance (in shares)				1,102,000
Stock issuance price (in usd per share) | $ / shares				$ 10.00
Amount received from stock issuance | $				$ 11,020
Preferred stock, mandatory conversion, term								5 years
Preferred stock, conversion rate, numerator (in usd per share) | $ / shares							$ 10.00	$ 10.00
Preferred stock, conversion rate, denominator (in usd per share) | $ / shares							12.50	12.50
Preferred stock, conversion rate, reset conversion price (in usd per share) | $ / shares							$ 5.00	$ 5.00
Preferred stock, conversion rate, reset conversion price, volume weighted average price, number of consecutive trading days | day							10	10
Voting, number of votes, numerator for calculation (in usd per share) | $ / shares							$ 10.00	$ 10.00
Voting power limit percentage							19.99%	19.99%
Preferred stock dividend percentage							8.00%
Preferred stock, original issue price (in usd per share) | $ / shares							$ 10.00	$ 10.00
Obligation to issue equity | $							$ 217	$ 217
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value (in usd per share) | $ / shares						$ 0.0001
Preferred stock, original issue price (in usd per share) | $ / shares						$ 10.00
Financial advisory services, equity success fee | $						$ 3,000
Financial advisory services, stock issuable (in shares)							300,000	300,000